Acquisitions, Summary of Estimated Fair value of Purchase Consideration Paid (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 03, 2022	Jan. 31, 2022	Jan. 31, 2023
Business Acquisition [Line Items]
Common Stock, Shares, Issued		42,892,897	118,190,135
Cash consideration paid to IDX shareholders		$ 3,792
Business acquisition, transaction related expenses			$ 8,500
Zero Fox [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued	82,030,308
Closing price per share of the Company's Common Stock (ZFOX) on August 3, 2022	$ 10.95
Fair value of Common Stock issued	$ 898,232
Repayment of debt and interest	37,674
Business acquisition, transaction related expenses	8,500
Total consideration paid	949,406
Zero Fox [Member] | PIPE Investors [Member]
Business Acquisition [Line Items]
Repayment of debt and interest	$ 5,000
IDX [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued	27,849,942
Closing price per share of the Company's Common Stock (ZFOX) on August 3, 2022	$ 10.95
Fair value of Common Stock issued	$ 304,957
Cash consideration paid to IDX shareholders	44,447
Repayment of debt and interest	12,484
Business acquisition, transaction related expenses	1,500
Total consideration paid	368,388
IDX [Member] | PIPE Investors [Member]
Business Acquisition [Line Items]
Cash consideration gross up for offset of PIPE subscribers also IDX holders	$ 5,000